First Trust S-Network Streaming and Gaming ETF Investment Objectives and Goals - First Trust S-Network Streaming and Gaming ETF	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust S-Network Streaming & Gaming ETF (BNGE)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust S-Network Streaming & Gaming ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the S-Network Streaming & Gaming Index (the “Index”).